UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
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FORM 10-D
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ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934.

For the monthly distribution period from June 1, 2010 to June 30, 2010

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Commission File Number of issuing entity: 333-159170-02

TOYOTA AUTO RECEIVABLES 2010-A OWNER TRUST
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-159170

TOYOTA AUTO FINANCE RECEIVABLES LLC
(Exact name of depositor as specified in its charter)

TOYOTA MOTOR CREDIT CORPORATION
(Exact name of sponsor as specified in its charter)
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Delaware
(State or other jurisdiction of incorporation or organization of the issuing entity)

27-6596714
(I.R.S. Employer Identification No.)

19851 S. Western Avenue EF 12, Torrance, California,  90509
(Address, including zip code, of principal executive offices of the issuing entity)

(310) 468-7333
(Telephone number, including area code, of the issuing entity)

Former name or former address, if changed since last report: Not applicable.

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Registered/reporting pursuant to (check one):

Title of class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange (If Section 12(b))
Class A-2	☐	☐	☒	☐
Class A-3	☐	☐	☒	☐
Class A-4	☐	☐	☒	☐

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.                                                                     Yes  ☐        No  ☒

PART I – DISTRIBUTION INFORMATION

Item 1.    Distribution and Pool Performance Information.

Distribution and pool performance information with respect to the receivables that constitute the assets of Toyota Auto Receivables 2010-A Owner Trust for the distribution period commencing on June 1, 2010 and ending on June 30, 2010 is set forth in the Monthly Servicer’s Certificate that is attached to this report as Exhibit 99.1, which Certificate is incorporated by reference herein.

PART II – OTHER INFORMATION

Item 2.    Legal Proceedings.

As a result of recalls announced by Toyota Motor Sales, U.S.A., Inc. in late fiscal 2010, Toyota Motor Credit Corporation (“TMCC”) and certain affiliates are named as defendants in several lawsuits purporting to seek class action status.  In certain consumer finance complaints, the plaintiffs claim that the defendants sold them vehicles subject to the recalls despite knowing of the vehicles’ mechanical defects.  The plaintiffs seek, among other remedies, reformation of their lease and finance contracts and the cessation of payment collection on leases and finance contacts from owners of defective vehicles.  These cases were consolidated in a multi-district litigation.  The Orange County District Attorney filed a similar suit in the California Superior Court in Orange County and seeks an injunction and statutory penalties.  In a bondholder complaint, the plaintiffs allege that disclosures in TMCC’s unsecured bond offering documents failed to disclose a design defect in Toyota’s acceleration system and seek damages based upon losses incurred in connection with the purchase of these bonds.  TMCC believes it has meritorious defenses to these claims and intends to defend them vigorously.  At this time, TMCC believes that these cases will not be material to holders of any notes of Toyota Auto Receivables 2010-A Owner Trust.

Item 3.    Sales of Securities and Use of Proceeds.

None

Item 4.    Defaults Upon Senior Securities.

None

Item 5.    Submission of Matters to a Vote of Security Holders.

None

Item 6.    Significant Obligors of Pool Assets.

Not applicable.

Item 7.    Significant Enhancement Provider Information.

Not applicable.

Item 8.    Other Information.

None

Item 9.    Exhibits.

Exhibit 99.1.	Monthly Servicer’s Certificate for the distribution period commencing on June 1, 2010 and ending on June 30, 2010.

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Toyota Auto Receivables 2010-A Owner Trust (Issuing entity)

	By:	Toyota Motor Credit Corporation.
(Servicer, not in its individual capacity, but solely as Servicer on behalf of the Issuing Entity)

Date: July 16, 2010		/s/ CHRIS BALLINGER
Chris Ballinger
Group Vice President and
Chief Financial Officer